Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Of Financial Instruments
NOTE 5 - FAIR VALUE OF FINANCIAL INSTRUMENTS
The accounting standards related to fair value measurements include a hierarchy for information and valuations used in measuring fair value that is broken down into three levels based on reliability, as follows:

•	Level 1 valuations are based on quoted prices in active markets for identical instruments that the Plan has the ability to access.

•
Level 2 valuations are based on quoted prices for similar, but not identical, instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other significant observable inputs besides quoted prices.

•	Level 3 valuations are based on information that is unobservable and significant to the overall fair value measurement.
A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Employer Securities: These investments consist of common stock valued at the closing price reported on the active market on which the individual securities are traded.
Shares of Registered Investment Companies: Valued at the daily closing price as reported by the fund. Shares of registered investment options held by the Plan are open-end
mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish daily net asset value (“NAV”) and to transact at that price. The shares of registered investment companies held by the Plan are deemed to be actively traded.

The following tables set forth the Plan’s financial instruments measured at fair value as of December 31, 2025 and 2024.

		Fair Value Measurements at Reporting Date Using
Description	Total as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Shares of registered investment companies	$73,271,403	$73,271,403	$—	$—
Employer securities	648,858	648,858	—	—

Investments at fair value	$73,920,261	$73,920,261	$—	$—

		Fair Value Measurements at Reporting Date Using
Description	Total as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Shares of registered investment companies	$68,208,865	$68,208,865	$—	$—
Employer securities	846,398	846,398	—	—

Investments at fair value	$69,055,263	$69,055,263	$—	$—